SUPPLEMENT Dated April 26, 2011
To The Current Prospectus

ING GoldenSelect Granite PrimElite
Issued By ING USA Annuity and Life Insurance Company
Through Its Separate Account B

And

ING PrimElite
Issued By ING USA Annuity and Life Insurance Company
Through Its Separate Account EQ

And

ING GoldenSelect Empire PrimElite
Issued By ReliaStar Life Insurance Company of New York
Through Its Separate Account NY-B

This supplement updates the prospectus. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Service Center at 1-800-366-0066.

Effective April 29, 2011 the following fund name changes apply to the investment portfolios listed below. These investment portfolios are currently open to new investments.

List of Fund Name Changes
Former Fund Name	Current Fund Name
ING Van Kampen Comstock Portfolio	ING Invesco Van Kampen Comstock Portfolio (Class S)
ING Van Kampen Equity and Income Portfolio	ING Invesco Van Kampen Equity and Income Portfolio (Class S)
ING Van Kampen Growth and Income Portfolio	ING Invesco Van Kampen Growth and Income Portfolio (Class S)

PrimElite – Granite PE – Empire PE – X.GRPE-11	04/11